Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	2023
Derivative	Book Value			Volume / Position
instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	4,950	(3)	4,947	14,786	(27,786)	(13,000)	US$
NDF	31,829	(2,271)	29,558	8,000	(77,405)	(69,405)	US$

Swap	5,009	(104)	4,905	149,810	(149,810)	-	R$

Soybean - Options Call	-	(3,681)	(3,681)	-	(249,464)	(249,464)	scs.
Soybean - Future	2,013	(3,137)	(1,124)	-	(1,632,775)	(1,632,775)	scs.
Soybean - Accumulator	-	(9,194)	(9,194)	-	(666,750)	(666,750)	scs.

Corn - Options Call	-	(904)	(904)	-	(362,857)	(362,857)	scs.
Corn - Future	740	-	740	928,800	(1.265,109)	(336,309)	scs.

Cotton - Accumulator	2,393	(538)	1,855	-	(12,843,250)	(12,843,250)	lbs.
Cotton - Future	1,087	(551)	536	3,150,000	(2,944,950)	205,050	lbs.

Beef cattle - Future	-	-	-	12,870	(12,870)	-	@

Ethanol - Options Call	-	(223)	(223)	-	(2,850)	(2,850)	m^3
Ethanol - Future	727	-	727	-	(2,850)	(2,850)	m^3

ATR - Future	-	(2,231)	(2,231)	-	(26,700,000)	(26,700,000)	kg

Deposited margin	35,099	-	35,099	-	-	-	-
Total Derivative Risks	83,847	(22,837)	61,010

Total Current	76,815	(22,006)
Total Noncurrent	7,032	(831)

Result in June 30, 2023 (Note 26)
Realized	108,969	(61,045)
Nonrealized	85,262	(50,772)

	2022
Derivative	Book Value			Volume / Position
instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	2,937	(6,829)	(3,892)	36,415	(36,415)	-	US$
NDF	11,005	(5,833)	5,172	700	(41,250)	(40,550)	US$

Swap	-	(1,619)	(1,619)	141,323	-	141,323	R$

Soybean - Options Put	1,768	-	1,768	260,804	-	260,804	scs.
Soybean - Options Call	5,815	(6,092)	(277)	-	(260,804)	(260,804)	scs.
Soybean - Future	1,411	(14,382)	(12,971)	-	(1,521,732)	(1,521,732)	scs.

Corn - Options Put	2,818	(139)	2,679	231,321	(231,321)	-	scs.
Corn - Future	-	(1,881)	(1,881)	-	(655,200)	(655,200)	scs.

Cotton - Acumulador	-	(146)	(146)	-	(600,000)	(600,000)	lbs.
Cotton - Options Call	67	(42)	25	-	-	-	lbs.
Cotton - Future	690	(1,205)	(515)	900,000	(2,300,000)	(1,400,000)	lbs.

Beef cattle - Future	-	-	-	-	(27,720)	(27,720)	@

Ethanol - Options Call	-	(1,168)	(1,168)	-	(14,550)	(14,550)	m^3
Ethanol - Future	4,245	-	4,245	-	(16,380)	(16,380)	m^3

Deposited margin	33,001	-	33,001	-	-	-	-
Total Derivative Risks	63,757	(39,336)	24,421

Total Current	61,013	(34,064)
Total Noncurrent	2,744	(5,272)

Result in June 30, 2022 (Note 26)
Realized	73,069	(153,018)
Nonrealized	80,540	(66,299)

Schedule of Derivatives by Maturity	Derivatives by maturity:
	Consolidated
Maturity	6/30/2023	6/30/2022
2022	-	43,526
2023	55,874	(16,310)
2024	127	(1,181)
2028	5,009	(1,614)
	61,010	24,421